Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 24 - Subsequent events:

Secondary offering

On February 5, 2025, BBB Foods Inc. announced the offering of 21,000,000 Class A common shares by certain selling stockholders at a public offering price of $28.25 per Class A common share. In connection with the offering, the selling stockholders granted the underwriters the option to purchase up to 3,150,000 additional Class A common shares. On February 21, 2025, the underwriters exercised their option and purchased an additional 2,338,431 Class A common shares. Including the additional Class A common shares, a total of 23,338,431 Class A common shares were sold in the offering. The majority of the transaction involved shares owned by the company's original stockholders, and the Company did not receive any proceeds from the sale of such shares.

The selling stockholders also included holders of stock options that decided to sell a portion of their shares that were exercisable at the date of the secondary offering, under the terms of the stock option plan. In these exercises, each participating option holder tendered to the Company for cancellation a certain number of options with the aggregate value of the strike price owed by such option holder. All of the shares received by the options holders were sold in the offering. The above resulted in an increase to the Company's capital stock by Ps.11,248,071 in respect of the issuance of 2,222,705 new Class A shares.

On January 29, 2025 some former directors of Company's Board exercised options, which resulted in an increase to Company's capital stock by Ps.18,432,760 in respect of the issuance of 343,348 new Class C shares.

Following the secondary offering, the Company’s capital stock and series of shares are as shown below:

Description	Number of shares	Total value
Class A	62,048,108	Ps.	7,962,984
Class B	5,200,000		19,569
Class C	47,518,697		330,475
Total	114,766,805	Ps.	8,313,028

Recoverable amount from the insurer related to the Hurricane Otis

As mentioned in Note 1, in April 2025, the insurer agreed to settle Tiendas 3 B an amount of Ps.40 million in connection with damages caused by Hurricane Otis in 2023.